FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Trading And Other Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Disclosure Of Trading And Other Financial Assets At Fair Value Through Profit Or Loss [Table Text Block]	These assets are comprised as follows:

	31 December 2019			31 December 2018
		Other financial			Other financial
		assets			assets
		mandatorily at			mandatorily at
		fair value			fair value
	Trading	through		Trading	through
	assets	profit or loss	Total	assets	profit or loss	Total
	£m	£m	£m	£m	£m	£m
Loans and advances to customers	10,422	10,654	21,076	26,886	10,964	37,850
Loans and advances to banks	513	1,886	2,399	848	2,178	3,026
Debt securities:
Government securities	6,791	12,063	18,854	7,192	10,903	18,095
Other public sector securities	–	2,126	2,126	–	2,064	2,064
Bank and building society certificates of deposit	–	984	984	–	1,105	1,105
Asset-backed securities:
Mortgage-backed securities	6	462	468	10	215	225
Other asset-backed securities	17	241	258	63	286	349
Corporate and other debt securities	233	17,983	18,216	247	18,063	18,310
	7,047	33,859	40,906	7,512	32,636	40,148
Equity shares	–	95,789	95,789	–	77,485	77,485
Treasury and other bills	–	19	19	–	20	20
Total	17,982	142,207	160,189	35,246	123,283	158,529